Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurement
Schedule of fair value measurement of the assets and liabilities that are measured and recorded on a recurring basis in periods subsequent to their initial recognition

As of December 31, 2018 and 2019, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis in periods is as follows:

	As of December 31, 2018
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Investment in convertible notes	—	—	1,789,470
Guarantee liabilities	—	—	(107,614)

	As of December 31, 2019
	Level 1	Level 2	Level 3
	RMB	RMB	RMB

Investment in convertible notes	—	—	2,153,790
Guarantee liabilities	—	—	(207,716)